Movement of Valuation allowance on Net Operating Losses and Other Deferred Tax Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Valuation Allowance [Line Items]
Balance at beginning of period	$ 11,124	$ 11,359	$ 6,200
Additions through acquisitions	1,323
Charged to expenses	83	1,305	5,159
Credited to expenses	(2,189)	(1,540)
Balance at end of period	$ 10,341	$ 11,124	$ 11,359